Background, Organization, and Summary of Significant Accounting Policies - Schedule of Capitalized and Debt Portion of AFUDC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Debt portion	$ 3,535	$ 1,046	$ 3,202
Equity portion	0	0	4,724
AFUDC capitalized as part of regulated operations plant	$ 3,535	$ 1,046	$ 7,926
AFUDC rate	2.64%	0.96%	5.51%